Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

6. INCOME TAXES

As discussed in Note 1, a REIT is subject to taxation to the extent that taxable income exceeds dividend distributions to shareholders. In order to maintain status as a REIT, the Company is required to distribute at least 90% of its taxable income. In 2015, the Company had pretax loss of $(38,234) and distributions to shareholders in the form of dividends during the tax year of $469,783. The tax benefit based on statutory rates to the Company, pre-dividends would have been $(13,000) in 2015. In 2014, the Company had pretax income of $71,144 and distributions to shareholders in the form of dividends during the tax year of $620,785. The tax based on statutory rates to the Company, pre-dividends, would have been $24,189 in 2014. The Company paid out 100% of taxable income in dividends in 2015 and 2014.

The following reconciles the income tax provision with the expected provision obtained by applying statutory rates to pretax income:

	2015	2014

Tax based on statutory rates	$(13,000)	$24,189
Tax effect on realized losses on properties	—	—
Benefit of REIT distributions	13,000	(24,189)

Total tax provision	$—	$—

The components of deferred income tax assets are as follows:

	2015	2014

Loan origination fees	$114,017	$157,196
Loan and bond loss provisions	477,643	468,289
Real-estate impairment	271,984	302,139
Valuation allowance	(863,644)	(927,624)

Deferred income tax asset, net	$—	$—

The change in the valuation allowance was approximately $(64,000) and $131,000 for 2015 and 2014, respectively.